SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED PAYMENTS
Schedule of information on options granted

a.   The following is information on options granted in 2018:

	Number of options granted
	According to the Award Plan			Exercise	Fair value of
	of the Company			price for 1	options on date of
	Other than to	To directors		ordinary	grant in U.S. dollars
Date of grant	directors (1)	(1)(2)	Total	share ($)	in thousands (3)
January 2018	1,455,000	—	1,455,000	0.56	433
March 2018	3,210,000	—	3,210,000	0.65	808
May 2018	—	500,000	500,000	0.65	111
August 2018	630,000	—	630,000	0.84	238
November 2018	210,000	—	210,000	0.90	102
	5,505,000	500,000	6,005,000		1,692

1)   The options will vest as follows: for directors, employees and consultants of the Company and the Company's subsidiary who had provided services exceeding one year as of the grant date, options will vest in 16 equal quarterly installments over a four-year period. For directors, employees and consultants of the Company and the Company's subsidiary who had not provided services exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest will vest over 12 equal quarterly installments. During the contractual term, the options will be exercisable, either in full or in part, from the vesting date until the end of 10 years from the date of grant.

The options include both options exercisable into the Company’s ordinary shares and options exercisable to the Company’s ADSs.

2)   The general meeting of the Company’s shareholders held on May 2, 2018 (the “May 2018 AGM”), subsequent to approval of the Company’s Board of Directors, granted 500,000 options under the Company’s stock options plan to the Company's Chairman of the Board of Directors and Chief Executive Officer.

3)   The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company’s ordinary share: $0.48 - $0.88, expected volatility: 50.99% - 58.4%, risk-free interest rate: 2.65% - 3.19% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates. the expected volatility assumption used in based on the historical volatility of the Company’s share.

b.   During 2018, the Board of Directors approved a three years extension of the exercise period of fully-vested options exercisable into the Company's ordinary shares granted to employees and consultants that were originally scheduled to expire in February 2018, March 2018, August 2018, January 2019 and February 2019. Accordingly, 2,844,210 options, 120,000 options, 260,000 options, 750,000 options and 400,000 options, respectively, were extended with new terms: the exercise price will increase by 50% to $0.75,  $1.575,  $1.035,  $1.08 and $1.08 per ordinary share, respectively, and will not be exercisable within one year of the extension. These options originally had a term of seven years. The total incremental fair value of the options as of the date of the extension was approximately $0.4 million and was recorded to the Statement of Comprehensive Loss immediately.

a.

The May 2018 AGM, subsequent to approval of the Company’s Board of Directors, granted three year extensions of the exercise period of 1,540,000 fully-vested options exercisable into the Company's ordinary shares and 150,000 fully-vested options exercisable into the Company's ordinary shares granted to the Company's Chairman of the Board of Directors and Chief Executive Officer and to a non-executive director of the Company, respectively, that were originally scheduled to expire in February 2018 and May 2018, respectively. These options originally had a term of seven years, and the extensions are under the same terms as detailed in b above. The total incremental fair value of the options on the date of May 2018 AGM was $0.1 million and was recorded to the Statements of Comprehensive Loss immediately.

In December 2018, the Board of Directors of the Company also approved the extension of the exercise period of 600,000 options to the Company's Chief Executive Officer that were originally scheduled to expire in February 2019, under the same terms detailed above, subject to the approval of the Company’s shareholders. These options also originally had a term of seven years.

d.    The following is information on options granted in 2017:

	Number of options granted

	According to the Award Plan			Exercise	Fair value of
	of the Company			price for 1	options on date of
	Other than to			ordinary	grant in U.S. dollars
Date of grant	directors (1)	To directors (1)	Total	share ($)	in thousands (2)
March 2017	3,650,000	—	3,650,000	1.08	1,777
May 2017	—	640,000	640,000	1.08	290
May 2017	—	500,000	500,000	1.09	227
July 2017	2,445,000	—	2,445,000	0.98	1,205
	6,095,000	1,140,000	7,235,000		3,499

1)

The options will vest as follows: for directors, employees and consultants of the Company who had provided services exceeding one year to the Company as of the grant date, the options will vest in 16 equal quarterly installments over a four-year period. For directors, employees and consultants of the Company who had not provided services to the Company exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest over the following three years in 12 equal quarterly installments. During the contractual term the options will be exercisable, either in full or in part, from the vesting date until the end of 7 years from the date of grant. 2017 grants include both options exercisable into the Company’s ordinary shares and options exercisable to the Company’s ADSs.

2)

The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company’s ordinary share: $0.98 - $1.09, expected volatility: 49.48% - 58.09%, risk-free interest rate: 2.05% - 2.23% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates. The expected volatility assumption used is based on the historical volatility of the Company’s share.

Schedule of number of shares and weighted averages of exercise prices

	Year Ended December 31,
	2018		2017
		Weighted		Weighted
		average of		average of
	Number of	exercise	Number of	exercise
	options	price ($)	options	price ($)
Outstanding at beginning of year	25,781,798	1.05	22,025,548	0.95
Exercised	(719,374)	0.02	(2,988,750)	0.27
Expired and forfeited	(1,707,189)	0.96	(490,000)	1.37
Granted	6,005,000	0.66	7,235,000	1.05
Outstanding at end of year	29,360,235	1.05	25,781,798	1.05
Exercisable at end of year	12,962,574	1.25	16,842,697	0.99

Schedule of information about exercise price and remaining useful life of outstanding options

December 31,
2018			2017
Number of			Number of
options		Weighted	options		Weighted
outstanding		average of	outstanding		average of
at end of	Exercise price	remaining	at end of	Exercise price	remaining
year	range	useful life	year	range	useful life
29,360,235	$0.56-$1.61	4.3	25,781,798	$0.5-$1.61	3.5

Schedule of expenses recognized in profit or loss

Year Ended December 31,
2018	2017	2016
U.S. dollars in thousands
2,678	2,235	1,679